ADVANCED SERIES TRUST

AST Advanced Strategies Portfolio

AST T. Rowe Price Large Cap Value Portfolio

Supplement dated November 18, 2021 to the

Currently Effective Summary Prospectus, Prospectus

and Statement of Additional Information

This supplement should be read in conjunction with the currently effective Prospectus (the Prospectus) and Statement of Additional Information (SAI) for Advanced Series Trust (the Trust) relating to the AST Advanced Strategies Portfolio and AST T. Rowe Price Large Cap Value Portfolio (each a Portfolio and collectively the Portfolios). The Portfolios discussed in this supplement may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus.

Gabriel Solomon is added as a Co-Portfolio Manager of each Portfolio effective as of October 1, 2021. Effective April 1, 2022, Heather McPherson will step down as Co-Portfolio Manager of each Portfolio. John Linehan, CFA and Mark Finn, CFA, CPA will continue to serve as Co-Portfolio Managers of each Portfolio.

To reflect these changes, the Trust's Prospectus, SAI and the Summary Prospectus relating to the Portfolios are hereby revised as follows effective immediately:

I.The tables in the section of the Summary Prospectuses and Prospectus entitled "Summary: AST Advanced Strategies Portfolio – Management of the Portfolio" and "Summary: AST T. Rowe Price Large Cap Value Portfolio – Management of the Portfolio" are hereby revised by adding the following information with respect to Mr. Solomon and Ms. McPherson:

Investment	Subadviser	Portfolio	Title	Service Date
Managers		Managers

PGIM
Investments			Vice President
LLC; AST	T. Rowe Price	Heather
Investment			and Co-Portfolio
Services, Inc.	Associates, Inc.	McPherson*	Manager	January 2015
PGIM
Investments			Vice President
LLC; AST	T. Rowe Price
Investment			and Co-Portfolio
Services, Inc.	Associates, Inc.	Gabriel Solomon	Manager	October 2021

*Effective April 1, 2022, Heather McPherson will step down as Co-Portfolio Manager of the Portfolio.

II. The following hereby replaces the third sentence in the first paragraph of the sections of the Prospectus entitled "HOW THE TRUST IS MANAGED – Portfolio Manager – AST Advanced Strategies Portfolio-T. Rowe Price Segment" and "HOW THE TRUST IS MANAGED – Portfolio Manager – AST T. Rowe Price Large Cap Value Portfolio:"

"Mark Finn, John Linehan, Heather McPherson and Gabriel Solomon are jointly and primarily responsible for the day-to- day management of the portion of the Portfolio managed by T. Rowe Price."

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III.The following is hereby added after the last paragraph in the sections of the Prospectus entitled "HOW THE TRUST IS MANAGED – Portfolio Manager – AST Advanced Strategies Portfolio-T. Rowe Price Segment" and "HOW THE TRUST IS MANAGED – Portfolio Manager – AST T. Rowe Price Large Cap Value Portfolio:"

Gabe Solomon is a vice president of T. Rowe Price Group, Inc and T. Rowe Price Associates, Inc. He is the co-portfolio manager of the US Large-Cap Value Equity Strategy. In addition, he is a vice president and an Investment Advisory Committee member of the US Dividend Growth Equity, US Growth Stock, US Large-Cap Core Equity, US Large-Cap Value Equity, and Mid-Cap Value Equity Strategies. He also is an Investment Advisory Committee member of the Global Focused Growth Equity, Global Growth Equity, and Global Value Equity Strategies. Gabe's investment experience began in 2002, and he has been with T. Rowe Price since 2004, beginning in the U.S. Equity Division as a research analyst. Most recently, Gabe was the portfolio manager of the Financial Services Equity Strategy and chairman of its Investment Advisory Committee. Prior to this, Gabe was employed by Wellington Management Company, LLP, as an equity analyst intern covering Indian information technology services companies. Before that, he was a management consultant at Sibson Consulting Group. Gabe earned a B.A., summa cum laude, in economics from the University of California, Los Angeles (UCLA), where he was a UCLA Regents Scholar and a member of Phi Beta Kappa. He also earned an M.B.A. in finance and accounting from the University of Pennsylvania, The Wharton School. While at Wharton, he served as head fellow for the Wharton Investment Management Fund, a student-run small-cap value portfolio.

IV.	The table in Part I of the SAI entitled "PORTFOLIO MANAGERS: OTHER ACCOUNTS – AST Advanced Strategies
Portfolio" is hereby revised by adding the following information with respect to Mr. Solomon:

	Subadviser	Portfolio	Registered	Other Pooled	Other Accounts*	Ownership
		Managers	Investment	Investment	(in millions)	of Portfolio
			Companies*	Vehicles*		Securities*
			(in millions)	(in millions)
	T. Rowe		5/11,408,975,553	24/14,679,274,990	10/3,011,956,917	None
	Price	Gabriel
Associates,
	Inc.	Solomon

*Information as of 09/30/2021.

V.The table in Part I of the SAI entitled "PORTFOLIO MANAGERS: OTHER ACCOUNTS – AST T. Rowe Price Large Cap Value Portfolio" is hereby revised by adding the following information with respect to Mr. Solomon:

Subadviser	Portfolio	Registered	Other Pooled	Other Accounts*	Ownership
	Managers	Investment	Investment	(in millions)	of Portfolio
		Companies*	Vehicles*		Securities*
		(in millions)	(in millions)
T. Rowe		5/11,112,421,396	24/14,679,274,990	10/3,011,956,917	None
Price	Gabriel
Associates,
Inc.	Solomon

*Information as of 09/30/2021.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

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